DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Income Statement Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges	$ (16,356)	$ (9,957)	$ 76,039
Designated as Hedging Instrument | Interest rate products | Other comprehensive (loss) income, relating to continuing operations | Derivatives Designated as Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as cash flow hedges	21,795	10,265	75,006
Designated as Hedging Instrument | Interest rate products | Interest expense, net | Derivatives Designated as Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as cash flow hedges	$ (28,406)	$ (26,311)	$ 2,459